AST BOND PORTFOLIO 2033
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 95.7%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	477,001	$4,517,202
(cost $4,639,443)

Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $65,442)	65,442	65,442

TOTAL INVESTMENTS—97.1% (cost $4,704,885)(wa)		4,582,644

Other assets in excess of liabilities(z) — 2.9%		139,075

Net Assets — 100.0%		$4,721,719

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
57	10 Year U.S. Ultra Treasury Notes	Dec. 2023	$6,359,062	$(173,030)
Short Positions:
6	2 Year U.S. Treasury Notes	Dec. 2023	1,216,266	3,155
18	5 Year U.S. Treasury Notes	Dec. 2023	1,896,469	15,509
15	10 Year U.S. Treasury Notes	Dec. 2023	1,620,937	25,932
4	20 Year U.S. Treasury Bonds	Dec. 2023	455,125	22,119
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	356,063	27,558
				94,273
				$(78,757)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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